UNITED
         CASH
         MANAGEMENT,
         INC.

         SEMIANNUAL
         REPORT
         ------------------------------------------
         For the six months ended December 31, 1995

This report is submitted for the general information of the shareholders of United Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Cash Management, Inc. current prospectus.

PRESIDENT'S LETTER
-----------------------------------------------------------------
DECEMBER 31, 1995

Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. We strive to provide the best service possible to our shareholders: from the Fund's manager, to Waddell & Reed's customer service representatives, to your personal account representative and the Waddell & Reed office nearest you.

     While personalized service has become increasingly rare in the investment industry, we remain committed to locally based account representatives who provide the personal service you need. They are ready to assist you through regular reviews of your financial plan and to answer any financial questions you may have. Your account representative is anxious to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     We want to help you open the door to a better financial future. We will continue to help you meet your specific financial needs through quality investment products and personalized service that makes the investment process more convenient and accessible for you.

     Should you have any questions about your account or other financial issues, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.



Respectfully,
Keith A. Tucker
President

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 6.17%
 Barnett Bank of Florida, Jacksonville,
   5.9375%, 1-26-96 ......................   $15,000  $14,999,713
 Wachovia Bank and Trust,
   5.82%, 1-29-96 ........................    10,000   10,000,000
   Total .................................             24,999,713

 Yankee - 8.38%
 Banque Nationale de Paris,
   6.1%, 10-10-96 ........................    10,000    9,991,250
 Creditanstalt - Bankverein,
   6.0%, 10-11-96 ........................    10,000    9,992,569
 Societe Generale - New York,
   5.75%, 2-8-96 .........................    14,000   14,000,000
   Total .................................             33,983,819
Total Certificates of Deposit - 14.55%                 58,983,532

Commercial Paper - 3.40%
 U.S. Bancorp,
   Master Note ...........................    13,788   13,788,000

Commercial Paper (backed by irrevocable
 bank letter of credit) - 2.46%
 Banco Nacional de Mexico S.A. (Barclays
   Bank PLC),
   5.8%, 1-4-96 ..........................    10,000    9,995,167

Notes - 5.92%
 Bank One Milwaukee, N.A.,
   7.25%, 2-9-96 .........................    10,000   10,000,000
 PNC Bank, N.A.,
   5.88%, 12-20-96 .......................    14,000   13,994,734
   Total                                               23,994,734

TOTAL BANK OBLIGATIONS - 26.33%                      $106,761,433
 (Cost: $106,761,433)

CORPORATE OBLIGATIONS
Commercial Paper
 Automotive - 0.54%
 Echlin, Inc.,
   5.72%, 1-24-96 ........................     2,185    2,177,015


                See Notes to Schedule of Investments on page 7.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Chemicals Major - 4.67%
 Air Products and Chemicals, Inc.,
   5.75%, 1-16-96 ........................   $ 4,000 $  3,990,417
 du Pont (E.I.) de Nemours and Company,
   5.77%, 1-19-96 ........................    15,000   14,956,725
   Total .................................             18,947,142

 Consumer Electronics and Appliances - 2.82%
 TDK (USA) Corp.,
   5.71%, 1-22-96 ........................    11,450   11,411,862

 Domestic Oil - 5.42%
 Amoco Corporation,
   5.77%, 2-16-96 ........................    14,000   14,000,000
 Atlantic Richfield Company,
   5.78%, 1-19-96 ........................     8,000    7,976,880
   Total .................................             21,976,880

 Financial - 15.46%
 AT&T Capital Corp.,
   5.7%, 1-19-96 .........................     3,000    2,991,450
 BHP Finance (U.S.A.) Inc.:
   5.78%, 1-12-96 ........................     3,000    2,994,701
   5.7%, 2-12-96 .........................     4,000    3,973,400
   5.72%, 2-12-96 ........................     7,000    6,953,287
 Caterpillar Financial Services Corp.,
   5.76%, 1-24-96 ........................    15,000   14,944,800
 Merrill Lynch & Co., Inc.,
   5.75%, 1-29-96 ........................     5,000    4,977,639
 Sony Capital Corp.:
   5.75%, 1-12-96 ........................     4,600    4,591,918
   5.7%, 2-13-96 .........................     5,000    4,965,958
 Swedish Export Credit Corporation:
   5.72%, 1-24-96 ........................     9,000    8,967,110
   5.75%, 1-24-96 ........................     2,500    2,490,816
 Transamerica Financial Group,
   5.74%, 1-25-96 ........................     4,859    4,840,406
   Total .................................             62,691,485

 Food and Related - 0.04%
 Sara Lee Corporation,
   Master Note ...........................       163      163,000


                See Notes to Schedule of Investments on page 7.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Paper - 1.23%
 Kimberly-Clark Corp.,
   5.75%, 1-26-96 ........................   $ 5,000 $  4,980,035

 Public Utilities - Gas - 3.00%
 Bay State Gas Co.,
   5.77%, 1-17-96 ........................     3,000    2,992,307
 Questar Corp.:
   5.95%, 1-4-96 .........................     4,200    4,197,917
   5.91%, 1-19-96 ........................     5,000    4,985,225
   Total .................................             12,175,449

 Services, Consumer and Business - 2.95%
 PHH Corp.,
   5.78%, 1-12-96 ........................    12,000   11,978,807

 Telecommunications - 3.82%
 BellSouth Telecommunications Inc.,
   5.8%, 1-5-96 ..........................     1,650    1,648,937
 GTE North Inc.,
   5.75%, 1-5-96 .........................       160      159,898
 U.S. West Communications, Inc.:
   5.8%, 1-18-96 .........................     5,000    4,986,306
   5.77%, 1-19-96 ........................     8,725    8,699,828
   Total .................................             15,494,969

Total Commercial Paper - 39.95%                       161,996,644

Commercial Paper (backed by irrevocable
 bank letter of credit) - 3.20%
 Financial
 Agway Financial Corp. (Rabobank Nederland,
   New York branch):
   5.8%, 1-11-96 .........................     4,000    3,993,555
   5.8%, 1-12-96 .........................     5,000    4,991,139
 Spiegel Funding Corp. (Dresdner Bank AG),
   5.83%, 1-26-96 ........................     4,000    3,983,806
   Total .................................             12,968,500

Notes
 Electrical Equipment - 2.46%
 General Electric Capital Corp.,
   5.9%, 1-10-96 .........................    10,000    9,999,876

 Financial - 4.94%
 AT&T Capital Corp.,
   6.29%, 7-5-96 .........................    10,000   10,026,715
 Merrill Lynch & Co., Inc.,
   5.935%, 2-20-96 .......................    10,000   10,000,129
   Total..................................             20,026,844
                See Notes to Schedule of Investments on page 7.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Food and Related - 1.30%
 Grand Metropolitan Investment Corporation,
   8.125%, 8-15-96 .......................   $ 5,200 $  5,273,154

Total Notes - 8.70%                                    35,299,874

TOTAL CORPORATE OBLIGATIONS - 51.85%                 $210,265,018
 (Cost: $210,265,018)

MUNICIPAL OBLIGATIONS
California - 5.92%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse):
   5.9%, 2-1-96 ..........................     2,000    2,000,000
   5.9%, 2-1-96 ..........................    10,000   10,000,000
 Oakland-Alameda County Coliseum Lease
   Revenue Bonds (Oakland Coliseum Project),
   1995 Series B-1 (Canadian Imperial Bank
   of Commerce):
   5.85%, 1-10-96 ........................     2,000    2,000,000
   5.85%, 2-15-96 ........................    10,000   10,000,000
   Total .................................             24,000,000

Missouri - 2.08%
 The Industrial Development Authority
   of the County of St. Louis,
   Missouri, Series 1991B (Citibank
   of New York),
   6.31%, 1-4-96 .........................     1,335    1,335,000
 Missouri Economic Development, Export
   and Infrastructure Board, Taxable
   Industrial Development Revenue Bonds
   (Heilig-Meyers Company Project),
   Series 1992 (AmSouth Bank N.A.),
   5.85%, 1-3-96 .........................     7,100    7,100,000
   Total .................................              8,435,000

New York - 4.56%
 Health Insurance Plan of Greater New York
   (Morgan Guaranty Trust Company of New York),
   5.95%, 1-3-96 .........................    18,500   18,500,000

Pennsylvania - 0.87%
 Berks County Industrial Development Authority
   (Commercial Facilities Project), Series
   B of 1995 (Meridian Bank),
   6.1%, 1-3-96 ..........................     3,535    3,535,000

                See Notes to Schedule of Investments on page 7.

THE INVESTMENTS OF
UNITED CASH MANAGEMENT, INC.
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL OBLIGATIONS (Continued)
Texas - 2.45%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.85%, 1-31-96 ........................   $10,000 $  9,951,250

TOTAL MUNICIPAL OBLIGATIONS - 15.88%                 $ 64,421,250
 (Cost: $64,421,250)

UNITED STATES GOVERNMENT OBLIGATIONS
 Federal Home Loan Banks,
   5.9%, 7-8-96 ..........................    14,000   14,000,000
 Federal Home Loan Mortgage Corporation,
   5.95%, 6-7-96 .........................    10,000   10,000,000
 Student Loan Management Association,
   5.35%, 1-3-96 .........................    15,000   15,000,000
TOTAL UNITED STATES GOVERNMENT
 OBLIGATIONS - 9.62%                                 $ 39,000,000
 (Cost: $39,000,000)

TOTAL INVESTMENT SECURITIES - 103.68%                $420,447,701
 (Cost: $420,447,701)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.68%)   (14,918,911)

NET ASSETS - 100.00%                                 $405,528,790


Notes to Schedule of Investments

Cost of investments owned is the same as that used for Federal income tax purposes.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

UNITED CASH MANAGEMENT, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

Assets
 Investment securities - at value (Note 1)  ........ $420,447,701
 Cash   ............................................      382,532
 Receivables:
   Interest ........................................    2,673,116
   Fund shares sold ................................    1,101,741
 Prepaid insurance premium  ........................       18,647
                                                     ------------
    Total assets  ..................................  424,623,737
                                                     ------------
Liabilities
 Payable for Fund shares redeemed  .................   18,867,521
 Accrued transfer agency and dividend disbursing  ..      163,286
 Dividends payable  ................................        7,448
 Accrued accounting services fee  ..................        5,000
 Accrued service fee  ..............................          164
 Other  ............................................       51,528
                                                     ------------
    Total liabilities  .............................   19,094,947
                                                     ------------
      Total net assets ............................. $405,528,790
                                                     ============
Net Assets
 $0.01 par value capital stock, authorized -- 5,000,000,000;
   Class A shares outstanding -- 405,085,765;
   Class B shares outstanding --443,025
   Capital stock ................................... $  4,055,288
   Additional paid-in capital ......................  401,473,502
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $405,528,790
                                                     ============
Net asset value, redemption and offering price
 per share for Class A and Class B  ................        $1.00
                                                            =====


                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended DECEMBER 31, 1995

Investment Income
 Interest  .........................................  $11,878,046
                                                      -----------
 Expenses (Note 2):
   Transfer agency and dividend disbursing .........      811,333
   Investment management fee .......................      804,922
   Accounting services fee .........................       30,000
   Custodian fees ..................................       27,471
   Audit fees ......................................       15,228
   Legal fees ......................................        6,702
   Distribution fee - Class B ......................          551
   Service fee - Class B ...........................          167
   Other ...........................................      142,974
                                                      -----------
    Total expenses  ................................    1,839,348
                                                      -----------
      Net investment income ........................   10,038,698
                                                      -----------
       Net increase in net assets resulting
         from operations ...........................  $10,038,698
                                                      ===========


                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                           For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            1995         1995
                                        ------------  -----------
Increase in Net Assets
 Operations:
   Net investment income ..............$ 10,038,698  $ 15,702,325
                                       ------------  ------------
    Net increase in net assets
      resulting from operations .......  10,038,698    15,702,325
                                       ------------  ------------
 Dividends to shareholders
   from net investment income:*
   Class A ............................ (10,035,486)  (15,702,325)
   Class B ............................      (3,212)          ---
                                       ------------  ------------
                                        (10,038,698)  (15,702,325)
                                       ------------  ------------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (963,825,437 and
      845,981,959 shares,
      respectively) ................... 963,825,437   845,981,959
    Class B (509,384 and
      0 shares, respectively) .........     509,384           ---
   Proceeds from reinvestment
    of dividends:
    Class A (9,959,354 and
      15,306,048 shares, respectively).   9,959,354    15,306,048
    Class B (3,070 and
      0 shares, respectively) .........       3,070           ---
   Payments for shares redeemed:
    Class A (937,498,886 and
      809,407,787 shares,
      respectively) ...................(937,498,886) (809,407,787)
    Class B (69,429 and
      0 shares, respectively) .........     (69,429)           ---
                                       ------------  ------------
    Net increase in net assets
      resulting from capital
      share transactions ..............  36,728,930     51,880,220
                                       ------------  ------------
      Total increase ..................  36,728,930     51,880,220

Net Assets
 Beginning of period  ................. 368,799,860   316,919,640
                                       ------------  ------------
 End of period  .......................$405,528,790  $368,799,860
                                       ============  ============
   Undistributed net investment
    income  ...........................        $---          $---
                                               ====          ====

                  *See "Financial Highlights" on pages 11-12.
                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/95    1995   1994    1993   1992    1991
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                      ------  ------  ------  ------  ------  ------
Net investment
 income  ...........   0.0257  0.0465  0.0252  0.0251  0.0434  0.0665
Less dividends
 declared  .........  (0.0257)(0.0465)(0.0252)(0.0251)(0.0434)(0.0665)
                      ------  ------  ------  ------  ------  ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                     ======= ======= ======= ======= ======= =======
Total return........   2.17%   4.74%   2.55%   2.57%   4.41%   6.89%
Net assets, end of
 period (000
 omitted)  .........$405,086$368,800$316,920$350,624$448,127$579,944
Ratio of expenses to
 average net
 assets  ...........   0.94%*  0.97%   1.04%   1.06%   0.99%   0.95%
Ratio of net
 investment income
 to average net
 assets  ...........   5.11%*  4.68%   2.51%   2.56%   4.36%   6.65%

*Annualized.

                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS
Class B Shares
For a Share of Capital Stock Outstanding
Throughout the Period:


                    For the
                     period
                from 9/5/95
                    through
                   12/31/95
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      ------
Net investment
 income  ...........   0.0131
Less dividends
 declared  .........  (0.0131)
                      ------
Net asset value,
 end of period  ....  $1.00
                     =======
Total return........   1.32%
Net assets, end of
 period (000
 omitted)  .........    $443
Ratio of expenses to
 average net
 assets  ...........   1.89%*
Ratio of net
 investment income
 to average net
 assets  ...........   4.08%*

*Annualized.

                       See notes to financial statements.

UNITED CASH MANAGEMENT, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

NOTE 1 -- Significant Accounting Policies

     United Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within one year. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

E. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $13.6 billion of combined net assets at December 31, 1995) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion,
 .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level            Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10         $      0
           From $   10 to $   25         $ 10,000
           From $   25 to $   50         $ 20,000
           From $   50 to $  100         $ 30,000
           From $  100 to $  200         $ 40,000
           From $  200 to $  350         $ 50,000
           From $  350 to $  550         $ 60,000
           From $  550 to $  750         $ 70,000
           From $  750 to $1,000         $ 85,000
                $1,000 and Over          $100,000

     At present, the Fund operates under state expense requirements which limit the amount of aggregate annual expenses, adjusted for certain excess expenses, that the Fund may incur during its fiscal year. The Manager will reimburse the Fund for any expenses in excess of the limitation. No such reimbursement is required for the period ended December 31, 1995.

     The Fund also pays WARSCO a monthly per account charge of $1.75 for each shareholder account which was in existence at any time during the prior month and $0.75 for each shareholder check it processed. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     The Fund has adopted a 12b-1 plan for Class B shares under which W&R, principal underwriter and sole distributor of the Fund's shares, is compensated in an amount calculated and payable daily up to 1% annually of the Fund's average daily net assets for Class B shares. This fee consists of two elements:
(i) up to 0.75% may be paid to the Distributor (W&R) for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended December 31, 1995, the Distributor received $718 in 12b-1 payments. During this same period W&R paid no sales commissions.

     A contingent deferred sales charge may be assessed against a shareholder's redemption amount of Class B shares and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended December 31, 1995, the Distributor received no deferred sales charges.

     The Fund paid Directors' fees of $7,693.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Commencement of Multiclass Operations

     On September 5, 1995, the Fund was authorized to offer two classes of shares, Class A and Class B, each of which has equal rights as to assets and voting privileges with respect to each class. Class A shares are not subject to a sales charge on purchases or a contingent deferred sales charge on redemption; they are not subject to a Rule 12b-1 Service Plan. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund. The Fund commenced multiclass operations on September 5, 1995.

     Income and non-class specific expenses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders of United Cash Management, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Cash Management, Inc. (the "Fund") at December 31, 1995, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
February 8, 1996

To all IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama


OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Richard K. Poettgen, Vice President

The United Group of Mutual Funds
United Asset Strategy Fund, Inc.
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Funds, Inc.
     United Bond Fund
     United Income Fund
     United Accumulative Fund
     United Science and Technology Fund
United Gold & Government Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Vanguard Fund, Inc.

Waddell & Reed Funds, Inc.
     Asset Strategy Fund
     Growth Fund
     International Growth Fund
     Limited-Term Bond Fund
     Municipal Bond Fund
     Total Return Fund













------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
   WADDELL & REED
   CUSTOMER SERVICE
   6300 Lamar Avenue
   P.O. Box 29217
   Shawnee Mission, KS 66201-9217
   Toll-Free - (800)366-5465
   Local - 236-1303
For Yield Information Only
   Toll-Free - (800)366-4953
   Local - 236-1307

Our INTERNET address is:
  http://www.waddell.com

NUR1010SA(12-95)
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